iShares®

iShares Trust

iShares U.S. ETF Trust

Supplement dated May 3, 2024 (the “Supplement”) to the

currently effective Prospectus and Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI, as applicable.

The following changes are expected to take place on or around May 6, 2024.

Change in “Administrator, Custodian and Transfer Agent” section of the Prospectus

The section of the Prospectus entitled “Administrator, Custodian and Transfer Agent” is deleted in its entirety and replaced with the following:

JPMorgan Chase Bank, N.A. is the administrator, custodian and transfer agent for the Fund.

Change in “Administrator, Custodian and Transfer Agent” section of the SAI

The section of the SAI entitled “Administrator, Custodian and Transfer Agent” for each Fund is deleted in its entirety and replaced with the following:

Administrator, Custodian and Transfer Agent. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Master Services Agreement with the Trust, JPMorgan provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, JPMorgan makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, JPMorgan maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. JPMorgan is required, upon the order of the Trust, to deliver securities held by JPMorgan and to make payments for securities purchased by the Trust for each Fund. JPMorgan is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, JPMorgan acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, JPMorgan receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.

Prior to May 6, 2024, State Street Bank and Trust Company (“State Street”) served as administrator, custodian and transfer agent for each Fund, and JPMorgan served as custodian for the Funds in connection with certain securities lending activities under a Custody Services Agreement.

Changes to Other References to State Street in the SAI

For each Fund, references to “State Street” are replaced with references to “JPMorgan” in the sections of the SAI entitled “Placement of Creation Orders,” “Acceptance of Orders for Creation Units” and “Placement of Redemption Orders.”

Appendix A

BlackRock Short Maturity Municipal Bond ETF

iShares 0-3 Month Treasury Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Agency Bond ETF

iShares BBB Rated Corporate Bond ETF

iShares California Muni Bond ETF

iShares Core Total USD Bond Market ETF

iShares ESG Advanced Investment Grade Corporate Bond ETF

iShares iBonds 2028 Term High Yield and Income ETF

iShares iBonds 2029 Term High Yield and Income ETF

iShares iBonds 2030 Term High Yield and Income ETF

iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Treasury ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Treasury ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Treasury ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Treasury ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Treasury ETF

iShares iBonds Dec 2029 Term Muni Bond ETF

iShares iBonds Dec 2029 Term Treasury ETF

iShares iBonds Dec 2030 Term Treasury ETF

iShares iBonds Dec 2031 Term Treasury ETF

iShares iBonds Dec 2032 Term Corporate ETF

iShares iBonds Dec 2032 Term Treasury ETF

iShares iBonds Dec 2033 Term Corporate ETF

iShares iBonds Dec 2033 Term Treasury ETF

iShares iBonds Oct 2024 Term TIPS ETF

iShares iBonds Oct 2025 Term TIPS ETF

iShares iBonds Oct 2026 Term TIPS ETF

iShares iBonds Oct 2027 Term TIPS ETF

iShares iBonds Oct 2028 Term TIPS ETF

iShares iBonds Oct 2029 Term TIPS ETF

iShares iBonds Oct 2030 Term TIPS ETF

iShares iBonds Oct 2031 Term TIPS ETF

iShares iBonds Oct 2032 Term TIPS ETF

iShares iBonds Oct 2033 Term TIPS ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares Short-Term National Muni Bond ETF

iShares Short Treasury Bond ETF

iShares TIPS Bond ETF

iShares U.S. Treasury Bond ETF

iShares USD Systematic Bond ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-JPM-0524

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE